Hedging Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule Of Derivative Instruments	At March 31, 2013, the Company had the following fixed price swaps in place:

	Daily Volume (Bbls/day)	Weighted Average Price
April - June 2013	5,000	$101.96
July - December 2013	5,000	$99.86
At December 31, 2012, the Company had the following fixed price swaps in place:

	Daily Volume (Bbls/day)	Weighted Average Price
January - December 2013	5,000	$100.90

Schedule Of Derivative Instruments In Statement Of Financial Position
At March 31, 2013 the fair value of derivative assets related to the fixed price swaps was as follows:

(In thousands)
Short-term derivative instruments - asset	$343
Short-term derivative instruments - liability	$9,689

At December 31, 2012 the fair value of derivative assets related to the fixed price swaps was as follows:

Short-term derivative instruments - asset	$664,000
Short-term derivative instruments - liability	$10,442,000

At December 31, 2011, the fair value of derivative assets related to the fixed price swaps was as follows:

Short-term derivative instruments - asset	$1,601,000

Schedule Of Cash Flow Hedges
Amounts reclassified out of accumulated other comprehensive income (loss) into earnings as a component of oil and condensate sales for the three months ended March 31, 2013 and 2012 are presented below.

	Three Months Ended March 31,
	2013	2012
	(In thousands)
(Reduction) addition to oil and condensate sales	$(2,957)	$100

Amounts reclassified out of accumulated other comprehensive income into earnings as a component of oil and condensate sales for the years ended December 31, 2012 and 2011 are presented below.

	Year ended December 31,
	2012	2011
(Reduction) addition to oil and condensate sales	$(1,517,000)	$(4,720,000)

Schedule Of Cumulative Hedging Activities Included In Accumulated Other Comprehensive Income
The following table presents the balances of the Company’s cumulative hedging activities included in other comprehensive income.

December 31, 2009	$(18,736,000)
December 31, 2010	$(4,720,000)
December 31, 2011	$1,576,000
December 31, 2012	$(9,660,000)